STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31.2026

Common Stocks — 99.5%	Shares	Fair Value
Communications — 7.1%
Airbnb, Inc., Class A(a)	848	$107,085
Alphabet, Inc., Class C	1,333	382,384
Alphabet, Inc., Class A	1,329	382,167
AppLovin Corporation, Class A(a)	263	104,674
AT&T, Inc.	10,871	315,150
Booking Holdings, Inc.	25	105,258
Charter Communications, Inc., Class A(a)	2,762	596,260
Comcast Corporation, Class A	19,983	573,712
DoorDash, Inc., Class A(a)	664	99,700
EchoStar Corporation, Class A(a)	2,781	325,572
Electronic Arts, Inc.	3,025	616,706
Expedia Group, Inc.	469	108,287
Fox Corporation, Class A	1,750	102,200
Fox Corporation, Class B	1,931	102,536
GoDaddy, Inc., Class A(a)	3,958	327,208
Meta Platforms, Inc., Class A	1,309	748,919
Netflix, Inc.(a)	2,810	270,182
News Corporation, Class A	4,238	105,653
News Corporation, Class B	3,754	107,027
Omnicom Group, Inc.	5,164	388,901
Paramount Skydance Corporation, Class B	20,668	186,425
Take-Two Interactive Software, Inc.(a)	2,889	570,578
T-Mobile US, Inc.	1,386	291,102
Trade Desk, Inc. (The), Class A(a)	4,409	100,040
Uber Technologies, Inc.(a)	1,461	105,090
VeriSign, Inc.	1,347	334,541
Verizon Communications, Inc.	5,865	294,423
Walt Disney Company (The)	2,023	194,977
Warner Bros Discovery, Inc.(a)	7,402	203,259
		8,150,016
Consumer Discretionary — 13.1%
Amazon.com, Inc.(a)	1,290	268,668
Aptiv plc(a)	6,412	445,249
AutoZone, Inc.(a)	63	212,800
Best Buy Company, Inc.	4,815	309,123
Builders FirstSource, Inc.(a)	2,566	211,259
Carnival Corporation	4,187	108,360
Carvana Company(a)	753	236,728
Chipotle Mexican Grill, Inc.(a)	18,533	593,242
Copart, Inc.(a)	7,857	260,852
Darden Restaurants, Inc.	2,978	583,807
Deckers Outdoor Corporation(a)	3,588	359,123
Domino's Pizza, Inc.	1,501	538,544
DR Horton, Inc.	2,145	294,337
eBay, Inc.	2,933	266,962
Ford Motor Company	38,733	446,979
General Motors Company	6,244	465,178
Genuine Parts Company	2,137	225,988
Hasbro, Inc.	3,226	301,954
Hilton Worldwide Holdings, Inc.	473	143,830
Home Depot, Inc. (The)	593	195,032
Las Vegas Sands Corporation	1,871	100,809
Lennar Corporation, Class A	3,173	275,543
Live Nation Entertainment, Inc.(a)	652	99,437
Lowe's Companies, Inc.	846	199,893
Lululemon Athletica, Inc.(a)	2,292	350,905
Marriott International Inc, Class A	427	139,659
Masco Corporation	3,674	221,799
Common Stocks — 99.5% (continued)	Shares	Fair Value
Consumer Discretionary — 13.1% (continued)
McDonald's Corporation	1,846	$573,718
MGM Resorts International(a)	2,738	101,333
NIKE, Inc., Class B	6,699	353,841
Norwegian Cruise Line Holdings Ltd.(a)	5,323	99,540
NVR, Inc.(a)	47	309,723
O'Reilly Automotive, Inc.(a)	2,469	227,913
Pool Corporation	729	147,499
PulteGroup, Inc.	2,528	297,318
Ralph Lauren Corporation	1,093	375,981
Ross Stores, Inc.	4,383	949,489
Royal Caribbean Cruises Ltd.	369	101,541
Starbucks Corporation	6,079	544,618
Tapestry, Inc.	2,545	359,125
Tesla, Inc.(a)	1,155	429,371
TJX Companies, Inc. (The)	5,816	928,815
TKO Group Holdings, Inc.	1,033	208,304
Tractor Supply Company	3,189	144,462
Ulta Beauty, Inc.(a)	563	294,286
Williams-Sonoma, Inc.	1,116	203,480
Wynn Resorts Ltd.	1,000	101,550
Yum! Brands, Inc.	3,757	584,138
		15,192,105
Consumer Staples — 12.6%
Altria Group, Inc.	6,658	439,361
Archer-Daniels-Midland Company	6,280	456,493
Brown-Forman Corporation, Class B	12,829	339,198
Bunge Global S.A.	3,624	460,973
Church & Dwight Company, Inc.	5,285	493,196
Clorox Company (The)	4,667	483,641
Coca-Cola Company (The)	3,896	296,291
Colgate-Palmolive Company	5,815	495,612
Conagra Brands, Inc.	18,363	288,666
Constellation Brands, Inc., Class A	2,016	302,400
Costco Wholesale Corporation	896	892,801
Dollar General Corporation	1,524	180,945
Dollar Tree, Inc.(a)	1,869	204,674
Estee Lauder Companies, Inc. (The), Class A	5,878	421,864
General Mills, Inc.	7,652	284,807
Hershey Company (The)	1,388	288,551
Hormel Foods Corporation	19,965	452,207
J M Smucker Company (The)	2,841	273,986
Kenvue, Inc.	29,536	509,200
Keurig Dr Pepper, Inc.	10,994	289,472
Kimberly-Clark Corporation	5,227	504,249
Kroger Company (The)	11,958	865,281
McCormick & Company, Inc.	5,170	260,775
Molson Coors Beverage Company, Class B	6,910	297,545
Mondelez International, Inc., Class A	5,501	317,078
Monster Beverage Corporation(a)	3,908	283,174
PepsiCo, Inc.	1,885	292,722
Philip Morris International, Inc.	2,588	427,900
Procter & Gamble Company (The)	3,429	495,285
Sysco Corporation	10,575	754,315
Target Corporation	1,712	207,494
The Campbell's Company	13,880	309,108
The Kraft Heinz Company	13,346	300,152
Tyson Foods, Inc., Class A	7,494	480,141

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31.2026

Common Stocks — 99.5% (continued)	Shares	Fair Value
Consumer Staples — 12.6% (continued)
Walmart, Inc.	7,145	$887,981
		14,537,538
Energy — 6.8%
APA Corporation	2,914	123,670
Baker Hughes Company	7,405	452,075
Chevron Corporation	3,062	633,528
ConocoPhillips	824	108,768
Coterra Energy, Inc.	4,687	164,701
Devon Energy Corporation	3,258	163,943
Diamondback Energy, Inc.	551	108,982
EOG Resources, Inc.	752	108,717
EQT Corporation	2,341	148,981
Expand Energy Corporation	1,408	154,570
Exxon Mobil Corporation	3,860	654,887
First Solar, Inc.(a)	922	181,874
Halliburton Company	11,926	464,995
Kinder Morgan, Inc.	18,050	605,217
Marathon Petroleum Corporation	1,776	433,664
Occidental Petroleum Corporation	1,735	112,775
ONEOK, Inc.	7,061	638,243
Phillips 66	2,326	423,751
SLB Ltd.	8,985	461,739
Targa Resources Corporation	2,511	629,583
Texas Pacific Land Corporation	189	89,692
Valero Energy Corporation	1,742	430,413
Williams Companies, Inc. (The)	8,218	598,106
		7,892,874
Financials — 9.9%
Aflac, Inc.	2,218	243,337
Allstate Corporation (The)	1,169	242,380
American Express Company	179	54,144
American International Group, Inc.	3,141	236,360
Ameriprise Financial, Inc.	182	80,881
Aon PLC, Class A	139	44,866
Apollo Global Management, Inc.	769	85,682
Arch Capital Group Ltd.(a)	1,842	176,814
Ares Management Corporation, Class A	790	86,189
Arthur J. Gallagher & Company	215	46,565
Assurant, Inc.	1,103	240,244
Bank of America Corporation	3,225	157,219
Bank of New York Mellon Corporation (The)	1,138	135,001
Berkshire Hathaway, Inc., Class B(a)	1,230	589,416
Blackrock, Inc.	87	83,669
Blackstone, Inc.	753	86,587
Brown & Brown, Inc.	654	42,647
Capital One Financial Corporation	6,704	1,223,011
Cboe Global Markets, Inc.	154	43,285
Charles Schwab Corporation (The)	2,159	202,903
Chubb Ltd.	523	170,461
Cincinnati Financial Corporation	1,051	165,375
Citigroup, Inc.	1,426	161,723
Citizens Financial Group, Inc.	1,204	72,204
CME Group, Inc.	143	42,235
Coinbase Global, Inc., Class A(a)	228	39,811
Erie Indemnity Company, Class A	976	245,279
Everest Group Ltd.	538	175,845
Fifth Third Bancorp	1,543	71,688
Common Stocks — 99.5% (continued)	Shares	Fair Value
Financials — 9.9% (continued)
Franklin Resources, Inc.	3,376	$79,741
Globe Life, Inc.	1,741	242,295
Goldman Sachs Group, Inc. (The)	385	325,706
Hartford Insurance Group, Inc. (The)	1,295	175,123
Huntington Bancshares Inc	4,403	68,907
Interactive Brokers Group, Inc., Class A	3,060	205,234
Intercontinental Exchange, Inc.	272	42,780
Invesco Ltd.	3,494	84,869
JPMorgan Chase & Company	532	156,493
KeyCorporation	3,543	71,037
KKR & Company, Inc.	935	86,488
Loews Corporation	5,579	595,502
M&T Bank Corporation	341	70,492
Marsh & McLennan Companies, Inc.	259	44,924
MetLife, Inc.	3,547	250,844
Morgan Stanley	1,946	320,253
Nasdaq, Inc.	522	44,313
Northern Trust Corporation	577	80,532
PNC Financial Services Group, Inc. (The)	333	69,294
Principal Financial Group, Inc.	2,809	253,119
Progressive Corporation (The)	1,175	232,932
Prudential Financial, Inc.	2,620	255,948
Raymond James Financial, Inc.	1,376	199,231
Regions Financial Corporation	2,679	69,975
Robinhood Markets, Inc., Class A(a)	608	42,134
State Street Corporation	1,104	139,722
Synchrony Financial	18,899	1,285,510
T Rowe Price Group, Inc.	907	81,757
Travelers Companies, Inc. (The)	569	165,966
Truist Financial Corporation	1,528	70,242
US Bancorp	1,313	68,289
W R Berkley Corporation	2,504	165,965
Wells Fargo & Company	2,033	161,847
Willis Towers Watson PLC	154	44,768
		11,498,053
Health Care — 12.0%
Abbott Laboratories	697	71,561
AbbVie, Inc.	1,463	318,188
Agilent Technologies, Inc.	1,544	175,985
Align Technology, Inc.(a)	725	124,287
Amgen, Inc.	878	308,924
Baxter International, Inc.	4,330	72,744
Becton Dickinson and Company	473	74,370
Biogen, Inc.(a)	1,770	324,494
Bio-Techne Corporation	3,386	176,952
Boston Scientific Corporation(a)	1,090	68,398
Bristol-Myers Squibb Company	5,441	329,997
Cardinal Health, Inc.	1,111	234,765
Cencora, Inc.	687	215,814
Centene Corporation(a)	13,996	458,229
Charles River Laboratories International, Inc.(a)	1,108	191,130
Cigna Group (The)	902	240,609
Cooper Companies, Inc. (The)(a)	1,724	123,266
CVS Health Corporation	6,333	454,836
Danaher Corporation	643	121,913
DaVita, Inc.(a)	1,333	204,869
Dexcom, Inc.(a)	1,876	117,813

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31.2026

Common Stocks — 99.5% (continued)	Shares	Fair Value
Health Care — 12.0% (continued)
Edwards Lifesciences Corporation(a)	921	$73,754
Elevance Health, Inc.	1,653	483,916
Eli Lilly & Company	326	299,845
GE HealthCare Technologies, Inc.	1,703	121,220
Gilead Sciences, Inc.	2,217	308,983
HCA Healthcare, Inc.	1,131	535,234
Henry Schein, Inc.(a)	3,190	235,103
Hologic, Inc.(a)	1,599	120,868
Humana, Inc.	2,915	505,432
IDEXX Laboratories, Inc.(a)	210	117,997
Incyte Corporation(a)	3,473	326,879
Insulet Corporation(a)	548	114,992
Intuitive Surgical, Inc.(a)	319	147,056
IQVIA Holdings, Inc.(a)	1,045	178,214
Johnson & Johnson	1,331	325,350
Labcorp Holdings, Inc.	1,142	304,697
McKesson Corporation	256	221,532
Medtronic PLC	865	74,952
Merck & Company, Inc.	2,780	334,406
Mettler-Toledo International, Inc.(a)	147	185,395
Moderna, Inc.(a)	6,116	310,693
Pfizer, Inc.	12,267	344,456
Quest Diagnostics, Inc.	1,509	295,734
Regeneron Pharmaceuticals, Inc.	431	333,008
ResMed, Inc.	522	117,179
Revvity, Inc.	1,409	123,442
Solventum Corporation(a)	1,128	73,658
STERIS plc	702	155,233
Stryker Corporation	447	146,880
Thermo Fisher Scientific, Inc.	371	182,358
UnitedHealth Group, Inc.	1,709	462,438
Universal Health Services, Inc., Class B	3,132	560,535
Vertex Pharmaceuticals, Inc.(a)	685	305,880
Viatris, Inc.	23,792	321,430
Waters Corporation(a)	601	178,978
West Pharmaceutical Services, Inc.	320	80,205
Zimmer Biomet Holdings, Inc.	1,637	148,018
Zoetis, Inc.	2,780	328,624
		13,893,718
Industrials — 10.1%
3M Company	1,331	193,301
A O Smith Corporation	3,381	222,943
Allegion plc	622	90,370
AMETEK, Inc.	702	150,481
Amphenol Corporation, Class A	1,350	170,573
Axon Enterprise, Inc.(a)	202	85,787
Boeing Company (The)(a)	978	194,651
Carrier Global Corporation	1,699	95,671
Caterpillar, Inc.	217	153,736
CH Robinson Worldwide, Inc.	593	98,480
Cintas Corporation	1,163	196,710
Comfort Systems USA, Inc.	166	228,912
CSX Corporation	2,673	109,727
Cummins, Inc.	177	95,230
Deere & Company	261	147,021
Delta Air Lines, Inc.	5,127	340,842
Dover Corporation	1,004	209,284
Eaton Corporation PLC	848	303,304
Common Stocks — 99.5% (continued)	Shares	Fair Value
Industrials — 10.1% (continued)
EMCOR Group, Inc.	318	$234,783
Emerson Electric Company	238	31,183
Expeditors International of Washington, Inc.	705	100,977
Fastenal Company	3,314	153,770
FedEx Corporation	286	101,867
Fortive Corporation	602	33,279
GE Vernova, Inc.	250	218,225
Generac Holdings, Inc.(a)	451	88,094
General Dynamics Corporation	572	196,323
General Electric Company	666	188,991
Honeywell International, Inc.	857	193,708
Howmet Aerospace, Inc.	382	88,036
Hubbell, Inc.	645	316,526
Huntington Ingalls Industries, Inc.	242	91,936
IDEX Corporation	1,201	227,650
Illinois Tool Works, Inc.	755	196,519
Ingersoll Rand, Inc.	2,752	220,490
Jacobs Solutions, Inc.	1,765	224,649
JB Hunt Transport Services, Inc.	503	106,586
Johnson Controls International plc	695	91,010
Keysight Technologies, Inc.(a)	718	202,742
L3Harris Technologies, Inc.	280	96,642
Lennox International, Inc.	470	218,141
Lockheed Martin Corporation, Class B	155	93,680
Nordson Corporation	140	37,248
Norfolk Southern Corporation	347	99,589
Northrop Grumman Corporation	137	93,467
Old Dominion Freight Line, Inc.	556	108,642
Otis Worldwide Corporation	1,087	83,786
PACCAR, Inc.	1,343	155,117
Parker-Hannifin Corporation	102	91,314
Pentair PLC	2,560	223,002
Quanta Services, Inc.	404	221,804
Republic Services, Inc.	1,008	220,772
Rockwell Automation, Inc.	93	33,376
Rollins, Inc.	4,100	218,981
RTX Corporation	491	94,714
Snap-on, Inc.	820	297,840
Southwest Airlines Company	7,777	292,182
Stanley Black & Decker, Inc.	4,296	305,273
TE Connectivity plc	907	189,581
Textron, Inc.	2,206	193,157
Trane Technologies PLC	225	93,767
TransDigm Group, Inc.	74	85,763
Trimble, Inc.(a)	504	32,876
Union Pacific Corporation	416	100,930
United Airlines Holdings, Inc.(a)	3,480	320,404
United Parcel Service, Inc., Class B	1,033	101,627
United Rentals, Inc.	204	148,626
Veralto Corporation	371	32,804
Vertiv Holdings Company, Class A	1,164	291,675
Waste Management, Inc.	947	217,611
Westinghouse Air Brake Technologies Corporation	636	158,942
WW Grainger, Inc.	144	157,076
Xylem Inc	1,885	225,258
		11,730,034

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31.2026

Common Stocks — 99.5% (continued)	Shares	Fair Value
Materials — 3.1%
Air Products and Chemicals, Inc.	199	$57,808
Albemarle Corporation	363	65,169
Amcor plc	3,714	147,631
Avery Dennison Corporation	441	76,152
Ball Corporation	2,423	143,224
CF Industries Holdings, Inc.	1,034	134,254
Corteva, Inc.	1,691	141,553
CRH PLC	1,509	158,627
Dow, Inc.	2,743	114,246
DuPont de Nemours, Inc.	1,395	63,891
Ecolab, Inc.	209	55,598
Freeport-McMoRan, Inc.	5,345	314,179
International Flavors & Fragrances, Inc.	849	61,595
International Paper Company	2,022	72,185
Linde PLC	116	57,508
LyondellBasell Industries N.V., Class A	1,389	111,898
Martin Marietta Materials, Inc.	258	151,879
Mosaic Company (The)	4,569	116,510
Newmont Corporation	2,750	297,688
Nucor Corporation	1,843	311,651
Packaging Corporation of America	365	77,460
PPG Industries, Inc.	966	103,246
Qnity Electronics, Inc.	526	60,690
Sherwin-Williams Company (The)	314	100,653
Smurfit WestRock plc	2,015	80,298
Steel Dynamics, Inc.	1,766	317,880
Vulcan Materials Company	568	154,666
		3,548,139
Real Estate — 3.3%
Alexandria Real Estate Equities, Inc. - REIT	2,857	132,622
American Tower Corporation, Class A - REIT	443	76,453
AvalonBay Communities, Inc. - REIT	793	129,537
BXP, Inc. - REIT	2,575	133,643
Camden Property Trust - REIT	1,331	129,985
CBRE Group, Inc., Class A(a)	334	45,244
Crown Castle, Inc. - REIT	919	74,724
Digital Realty Trust, Inc. - REIT	1,790	322,576
Equinix, Inc. - REIT	331	324,459
Equity Residential - REIT	2,233	132,082
Essex Property Trust, Inc. - REIT	536	129,712
Extra Space Storage, Inc. - REIT	947	124,180
Federal Realty Investment Trust - REIT	803	85,287
Healthpeak Properties, Inc. - REIT	8,018	131,736
Host Hotels & Resorts, Inc. - REIT	7,196	137,875
Invitation Homes, Inc. - REIT	5,359	133,171
Iron Mountain, Inc. - REIT	752	76,809
Kimco Realty Corporation - REIT	3,508	78,825
Mid-America Apartment Communities, Inc. - REIT	1,060	129,447
Prologis, Inc. - REIT	614	81,159
Public Storage - REIT	450	121,896
Realty Income Corporation - REIT	1,247	76,291
Regency Centers Corporation - REIT	1,049	79,367
SBA Communications Corporation, Class A - REIT	427	73,491
Simon Property Group, Inc. - REIT	433	80,767
UDR, Inc. - REIT	3,750	126,675
Ventas, Inc. - REIT	2,321	189,811
Common Stocks — 99.5% (continued)	Shares	Fair Value
Real Estate — 3.3% (continued)
VICI Properties, Inc. - REIT	3,487	$95,265
Welltower, Inc. - REIT	967	191,186
Weyerhaeuser Company	6,409	156,572
		3,800,847
Technology — 15.3%
Accenture PLC, Class A	2,043	405,106
Adobe, Inc.(a)	645	156,787
Advanced Micro Devices, Inc.(a)	831	169,050
Akamai Technologies, Inc.(a)	2,985	342,827
Analog Devices, Inc.	875	278,373
Apple, Inc.	2,410	611,633
Applied Materials, Inc.	588	200,973
Arista Networks, Inc.(a)	1,504	184,661
Autodesk, Inc.(a)	640	153,216
Automatic Data Processing, Inc.	1,285	261,086
Block, Inc.(a)	896	53,921
Broadcom, Inc.	1,247	385,959
Broadridge Financial Solutions, Inc.	751	122,022
Cadence Design Systems, Inc.(a)	1,400	389,019
CDW Corp	1,297	156,963
Ciena Corporation(a)	595	230,997
Cisco Systems, Inc.	2,565	199,018
Cognizant Technology Solutions Corporation, Class A	3,328	204,173
Coherent Corp.(a)	745	177,466
Corning, Inc.	1,400	190,358
Corpay, Inc.(a)	170	49,468
CoStar Group, Inc.(a)	1,151	46,431
Crowdstrike Holdings, Inc., Class A(a)	273	106,582
Datadog, Inc., Class A(a)	269	31,755
Dell Technologies, Inc., Class C	1,136	186,452
EPAM Systems, Inc.(a)	1,465	198,361
Equifax, Inc.	273	49,159
F5, Inc.(a)	694	200,795
FactSet Research Systems, Inc.	244	52,946
Fair Isaac Corporation(a)	44	46,972
Fidelity National Information Services, Inc.	1,078	50,569
Fiserv, Inc.(a)	944	52,675
Fortinet, Inc.(a)	1,445	118,085
Garmin Ltd.	1,721	399,289
Gartner, Inc.(a)	1,205	190,800
Gen Digital, Inc.	5,829	109,760
Global Payments, Inc.	780	52,494
Hewlett Packard Enterprise Company	7,979	189,980
HP, Inc.	21,225	407,732
Intel Corporation(a)	3,511	154,940
International Business Machines Corporation	4,894	1,186,258
Intuit, Inc.	548	236,944
Jabil, Inc.	1,603	425,805
Jack Henry & Associates, Inc.	317	50,099
KLA Corporation	142	209,082
Lam Research Corporation	947	202,336
Leidos Holdings, Inc.	1,155	179,626
Lumentum Holdings, Inc.(a)	323	226,991
Mastercard, Inc., Class A	108	53,963
Microchip Technology, Inc.	2,595	167,663
Micron Technology, Inc.	377	127,366
Microsoft Corporation	3,047	1,127,909

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31.2026

Common Stocks — 99.5% (continued)	Shares	Fair Value
Technology — 15.3% (continued)
Monolithic Power Systems, Inc.	254	$277,711
Moody's Corporation	117	51,041
Motorola Solutions, Inc.	1,274	552,878
MSCI, Inc.	92	49,589
NetApp, Inc.	1,745	178,671
NVIDIA Corporation	914	159,402
NXP Semiconductors N.V.	1,403	276,195
ON Semiconductor Corporation(a)	4,575	283,284
Oracle Corporation	777	114,304
Palantir Technologies, Inc., Class A(a)	1,065	155,788
Palo Alto Networks, Inc.(a)	722	115,751
Paychex, Inc.	2,892	266,411
PayPal Holdings, Inc.	1,193	53,959
PTC, Inc.(a)	1,031	146,907
QUALCOMM, Inc.	3,095	398,574
Roper Technologies, Inc.	95	33,617
S&P Global, Inc.	119	50,615
Salesforce, Inc.	625	116,669
Sandisk Corporation(a)	260	165,188
Seagate Technology Holdings PLC	449	175,900
ServiceNow, Inc.(a)	1,415	147,938
Skyworks Solutions, Inc.	4,893	262,020
Super Micro Computer, Inc.(a)	5,600	127,512
Synopsys, Inc.(a)	974	386,172
Teledyne Technologies Incorporated(a)	52	31,461
Teradyne, Inc.	701	207,818
Texas Instruments, Inc.	1,404	272,573
Tyler Technologies, Inc.(a)	459	157,152
Verisk Analytics, Inc.	250	47,438
Visa, Inc., Class A	174	52,590
Western Digital Corporation	632	170,950
Workday, Inc., Class A(a)	1,811	235,285
Zebra Technologies Corporation, Class A(a)	743	155,346
		17,639,604
Utilities — 6.2%
AES Corporation (The)	25,793	363,424
Alliant Energy Corporation	1,274	91,422
Ameren Corporation	828	91,014
American Electric Power Company, Inc.	2,255	295,585
American Water Works Company, Inc.	2,876	391,395
Atmos Energy Corporation	2,131	393,638
CenterPoint Energy, Inc.	6,847	295,517
CMS Energy Corporation	1,254	97,285
Consolidated Edison, Inc.	2,623	296,871
Constellation Energy Corporation	1,198	334,542
Dominion Energy, Inc.	4,767	294,696
DTE Energy Company	2,015	294,633
Duke Energy Corporation	696	91,134
Edison International	4,201	307,429
Entergy Corporation	2,854	320,675
Evergy, Inc.	1,122	91,914
Eversource Energy	1,314	91,034
Exelon Corporation	7,258	355,788
FirstEnergy Corporation	5,890	298,387
NextEra Energy, Inc.	3,248	301,674
NiSource, Inc.	8,478	395,584
NRG Energy, Inc.	2,365	345,621
PG&E Corporation	5,111	89,800
Common Stocks — 99.5% (continued)	Shares	Fair Value
Utilities — 6.2% (continued)
Pinnacle West Capital Corporation	901	$90,776
PPL Corporation	2,408	91,986
Public Service Enterprise Group, Inc.	3,599	291,339
Sempra	975	94,741
Southern Company (The)	946	91,308
Vistra Corporation	2,275	342,001
WEC Energy Group, Inc.	790	91,458
Xcel Energy, Inc.	1,132	89,926
		7,112,597

Total Common Stocks
(Cost $107,074,061)		114,995,525

Rights— 0.0%(c)
Health Care — 0.0%(c)
Omniab, Inc. (a)(b) - CVR, $12.5 Earnout	198	$—
Omniab, Inc. (a)(b) - CVR, $15.0 Earnout	198	—
Total Right Cost ($0)		—

Total Investments — 99.5%
(Cost $107,074,061)		114,995,525

Other Assets in Excess of Liabilities — 0.5%		577,007

Total Net Assets — 100.0%		$115,572,532

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	Percentage rounds to less than 0.1%.